Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cultivar ETF
Shareholder Report [Line Items]
Fund Name	Cultivar ETF
Class Name	Cultivar ETF
Trading Symbol	CVAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cultivarfunds.com/funds/. You can also request this information by contacting us at (833) 930-2229.
Additional Information Phone Number	(833) 930-2229
Additional Information Website	cultivarfunds.com/funds/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of August 1, 2025, to July 31, 2026, the Cultivar ETF (“the Fund”) returned 16.46%, slightly underperforming its benchmark, the Russell 3000® Index, which returned 19.60% during the same period. The Fund provided a solid absolute return despite the modest lag to the benchmark and did so while maintaining a risk-informed posture. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors influenced performance?

The Fund’s active assessment of individual security valuations and concerns about macro risks, continued to cause underweights to technology and consumer discretionary areas. This assessment also led the Fund to maintain an overweight in traditionally less volatile areas, such as cash and U.S. Treasuries, healthcare, and consumer staples.

Positioning

The Fund maintained its overweight in the healthcare and consumer staples sectors, as these sectors continued to provide opportunities within the Fund’s desired valuation range. A narrow group of mega-cap technology stocks and semiconductor manufacturers appear overvalued. With the index being driven higher by such valuations, the Fund exercised a measure of risk control by continuing to maintain its underweight in the technology sector relative to the benchmark. However, the Fund was able to add to some key software technology firms at good valuations.

Performance

The Fund posted a solid double-digit absolute return for the year, while maintaining broad diversification with a focus toward risk control measures. The focus on diversification was beneficial during much of 2025 and into the first part of 2026. Positive impacts came from holdings in the materials sector, primarily through precious metals mining companies and lithium mining companies. Additionally, in the industrials area, there were a couple of key overweight positions that performed well. Lastly, the healthcare sector was additive to portfolio performance, with a broader group of holdings showing positive contribution. A critical theme among all these performers was the patience required to hold while awaiting such timely performance movements.

Top Contributors – Materials, Industrials, Healthcare

Top Detractors – Real Estate, Financials, Consumer Discretionary

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Cultivar ETF	16.46%	6.82%
Russell 3000® Index	19.60%	12.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit cultivarfunds.com/funds/ for more recent performance information.
Net Assets	$ 42,927,790
Holdings Count | Holdings	90
Advisory Fees Paid, Amount	$ 327,868
Investment Company, Portfolio Turnover	32.08%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Net Assets	$42,927,790
Number of Holdings	90
Total Net Advisory Fee	$327,868
Portfolio Turnover Rate	32.08%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
US Treasury Bill 8/4/2026	5.51%
MarketAxess Holdings, Inc.	4.25%
US Treasury 5/15/2052	3.45%
Healthcare Services Group, Inc.	2.61%
US Treasury 5/15/2054	2.54%
Kimberly-Clark Corp.	2.29%
Alexandria Real Estate Equities, Inc.	2.12%
Core Laboratories, Inc.	2.02%
Illumina, Inc.	1.86%
Dollar General Corp.	1.83%